Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.0%
ABFC Trust
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 0.81% (A), 06/25/2034	$ 116,350	$ 114,601
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-R10, Class M2,
1-Month LIBOR + 0.65%, 0.75% (A), 01/25/2036	447,590	447,462
AMMC CLO 20 Ltd.
Series 2017-20A, Class AR,
3-Month LIBOR + 0.87%, 1.11% (A), 04/17/2029 (B)	1,395,109	1,394,907
Apres Static CLO Ltd.
Series 2019-1A, Class A1R,
3-Month LIBOR + 1.07%, 1.31% (A), 10/15/2028 (B)	959,241	959,653
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 1,684,096	1,889,386
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A,
1-Month LIBOR + 1.35%, 1.45% (A), 11/15/2036 (B)	$ 1,600,000	1,600,016
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR,
3-Month LIBOR + 0.87%, 1.11% (A), 01/15/2029 (B)	1,609,675	1,609,871
Assurant CLO Ltd.
Series 2018-3A, Class AR,
3-Month LIBOR + 1.04%, 1.29% (A), 10/20/2031 (B)	1,700,000	1,699,471
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.08% (A), 03/25/2035	465,776	465,696
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.65%, 0.75% (A), 12/25/2035	986,406	986,127
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.65%, 0.75% (A), 02/25/2036	198,373	198,231
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.35% (A), 12/25/2036	2,694,487	2,718,287
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.77% (A), 10/25/2032	1,811	1,805

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.27% (A), 01/17/2032 (B)	$ 1,600,000	$ 1,600,146
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R,
3-Month LIBOR + 1.18%, 1.44% (A), 10/22/2030 (B)	1,499,990	1,500,660
BlueMountain Fuji CLO II DAC
Series 2017-2A, Class AR,
3-Month EURIBOR + 0.65%, 0.65% (A), 07/15/2030 (B)	EUR 1,263,914	1,417,836
BRSP Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.15%, 1.25% (A), 08/19/2038 (B)	$ 1,700,000	1,694,760
BSPDF Issuer Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.20%, 1.30% (A), 10/15/2036 (B)	1,700,000	1,693,272
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 0.18% (A), 01/25/2037	287,772	111,878
CBAM Ltd.
Series 2018-8A, Class A1,
3-Month LIBOR + 1.12%, 1.37% (A), 10/20/2029 (B)	1,449,492	1,450,220
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.05% (A), 10/25/2034	1,116,554	1,113,353
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.40% (A), 10/25/2037 (B)	505,352	512,098
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.44% (A), 10/25/2046	220,700	217,770
Series 2006-2, Class M1,
1-Month LIBOR + 0.60%, 0.71% (A), 06/25/2036	216,525	216,127
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.03%, 1.28% (A), 04/20/2030 (B)	1,700,000	1,700,109
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 0.57% (A), 05/25/2036	850,292	849,604
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.25% (A), 02/25/2037	608,624	588,794
Dryden 80 CLO Ltd.
SOFR + 1.25%, 1.00% (A), 01/17/2033 (C)	1,600,000	1,600,000
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	2,000,000	2,014,784

Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 1.04% (A), 10/25/2034	$ 1,030,079	$ 1,029,704
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.42% (A), 10/25/2036	2,000,000	1,765,797
Harvest CLO XX DAC
Series 20A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/20/2031 (B)	EUR 1,400,000	1,563,054
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.71% (A), 11/25/2032	$ 1,026	980
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.33% (A), 04/25/2037	351,208	304,772
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 0.37% (A), 03/25/2037	2,040,101	2,025,921
KVK CLO Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.14% (A), 01/14/2028 (B)	157,930	157,939
LCM XIII LP
3-Month LIBOR + 0.87%, 1.12% (A), 07/19/2027 (B)	1,427,964	1,427,290
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.25% (A), 07/20/2030 (B)	1,600,000	1,600,032
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.24% (A), 05/15/2028 (B)	334,910	335,005
Series 2021-CRE6, Class A,
1-Month LIBOR + 1.30%, 1.41% (A), 11/15/2038 (B)	1,600,000	1,600,991
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 1.64% (A), 08/20/2024 (B)	192,347	192,398
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.32%, 0.43% (A), 04/25/2037	1,410,054	939,558
MF1 Ltd.
Series 2020-FL4, Class A,
SOFRA + 1.81%, 1.86% (A), 11/15/2035 (B)	1,600,000	1,605,442
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	87,058	65,656
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	145,701	92,817

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MP CLO VII Ltd.
Series 2015-1A, Class AR3,
3-Month LIBOR + 0.89%, 1.13% (A), 10/18/2028 (B)	$ 1,673,701	$ 1,673,699
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 0.29% (A), 05/25/2036	32,655	32,287
Newcastle Mortgage Securities Trust
Series 2006-1, Class M5,
1-Month LIBOR + 0.72%, 0.83% (A), 03/25/2036	1,700,000	1,663,585
Option One Mortgage Loan Trust
Series 2006-3, Class 2A3,
1-Month LIBOR + 0.14%, 0.25% (A), 02/25/2037	2,516,446	1,569,204
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 0.42% (A), 04/25/2037	3,451,920	2,424,847
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month LIBOR + 1.16%, 0.00% (A), 07/20/2032 (B)	1,600,000	1,600,824
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 0.90% (A), 07/25/2035	246,453	246,498
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.59%, 0.69% (A), 02/25/2036	172,395	171,989
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R,
3-Month LIBOR + 1.14%, 0.00% (A), 08/13/2031 (B)	1,700,000	1,699,995
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.12%, 0.23% (A), 12/25/2036	56,780	18,132
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 0.38% (A), 01/25/2027	338,826	338,026
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 1.30% (A), 10/20/2028 (B)	1,491,786	1,492,339
Steele Creek CLO Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.06% (A), 05/21/2029 (B)	1,253,617	1,252,253
Stratus CLO Ltd.
Series 2021-3A, Class A,
3-Month LIBOR + 0.95%, 0.00% (A), 12/29/2029 (B)	1,600,000	1,600,803
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1,
1-Month LIBOR + 1.13%, 1.23% (A), 07/25/2033	884,814	883,504

Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust (continued)
Series 2004-7, Class M1,
1-Month LIBOR + 1.05%, 1.16% (A), 08/25/2034	$ 347,988	$ 347,033
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 0.38% (A), 03/25/2036	639,007	615,237
STWD Ltd.
SOFRA + 1.35%, 1.40% (A), 11/15/2038 (C)	1,600,000	1,600,024
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month LIBOR + 1.02%, 1.26% (A), 10/13/2032 (B)	1,600,000	1,599,506
Telos CLO Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 1.19% (A), 04/17/2028 (B)	154,655	154,646
Toro European CLO 7 DAC
Series 7A, Class ARE,
3-Month EURIBOR + 0.81%, 0.81% (A), 02/15/2034 (B)	EUR 1,800,000	2,017,133
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	$ 1,133	1,151
Series 2004-20C, Class 1,
4.34%, 03/01/2024	11,025	11,175
Venture XXVIII CLO Ltd.
Series 2017-28A, Class A2R,
3-Month LIBOR + 0.99%, 1.24% (A), 07/20/2030 (B)	1,700,000	1,699,645
Wellfleet CLO Ltd.
Series 2017-1A, Class A1RR,
3-Month LIBOR + 0.89%, 1.14% (A), 04/20/2029 (B)	1,069,669	1,069,520
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.72%, 0.83% (A), 12/25/2035	1,870,412	1,868,460

Total Asset-Backed Securities (Cost $70,721,398)		74,725,795

CORPORATE DEBT SECURITIES - 36.9%
Aerospace & Defense - 0.8%
BAE Systems PLC
1.90%, 02/15/2031 (B)	1,400,000	1,282,923
Boeing Co.
1.43%, 02/04/2024	1,700,000	1,682,905
2.75%, 02/01/2026	1,900,000	1,923,848

		4,889,676

Airlines - 0.9%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,469,946	1,463,849
3.58%, 07/15/2029	1,402,438	1,411,718

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 1,456,495	$ 1,420,682
United Airlines Pass-Through Trust
5.88%, 04/15/2029	1,400,113	1,506,199

		5,802,448

Automobiles - 0.5%
Nissan Motor Co. Ltd.
2.65%, 03/17/2026 (D) (E)	EUR 1,300,000	1,547,340
4.81%, 09/17/2030 (B)	$ 1,600,000	1,732,459

		3,279,799

Banks - 8.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	1,985,018
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	1,500,000	1,461,009
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.21% (A), 07/20/2023 (B)	2,200,000	2,224,227
Barclays Bank PLC
7.63%, 11/21/2022	805,000	843,205
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023 (D)	GBP 600,000	811,095
Fixed until 03/15/2022 (F), 7.88% (A) (D)	$ 1,400,000	1,407,843
Fixed until 09/15/2022 (F), 7.88% (A) (D)	GBP 600,000	833,067
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	$ 1,600,000	1,518,199
Fixed until 02/25/2031 (F), 4.63% (A) (B)	1,600,000	1,535,968
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.60% (A), 09/01/2023	500,000	503,421
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (G)	1,800,000	1,753,459
Cooperatieve Rabobank UA
Fixed until 02/24/2026, 1.11% (A), 02/24/2027 (B)	1,700,000	1,620,524
Discover Bank
4.20%, 08/08/2023	1,800,000	1,872,820
JPMorgan Chase & Co.
Fixed until 06/01/2027, 2.18% (A), 06/01/2028	1,800,000	1,767,371
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,856,261
Lloyds Banking Group PLC
4.00%, 03/07/2025	AUD 2,000,000	1,485,506
Fixed until 06/27/2025 (F), 4.95% (A) (D) (E)	EUR 500,000	598,237
Fixed until 06/27/2023 (F), 7.63% (A) (D)	GBP 700,000	994,385
Mitsubishi UFJ Financial Group, Inc.
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	$ 1,600,000	1,542,592
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	1,500,000	1,421,232
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,175,320
NatWest Markets PLC
0.63%, 03/02/2022 (D)	EUR 1,700,000	1,911,401

Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander Holdings USA, Inc.
Fixed until 01/06/2027, 2.49% (A), 01/06/2028	$ 1,600,000	$ 1,574,585
Societe Generale SA
4.25%, 09/14/2023 (B)	1,800,000	1,872,029
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	1,600,000	1,522,649
Fixed until 11/23/2024, 1.82% (A), 11/23/2025 (B)	1,600,000	1,570,337
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	1,600,000	1,561,658
2.47%, 01/14/2029	1,600,000	1,586,047
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,499,750
Virgin Money PLC
Fixed until 09/25/2025, 4.00% (A), 09/25/2026 (D)	GBP 100,000	139,913
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	$ 1,600,000	1,561,067
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	1,800,000	1,784,529

		49,794,724

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 06/01/2060	1,500,000	1,730,249
Bacardi Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,280,633
Suntory Holdings Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,609,074

		4,619,956

Capital Markets - 2.1%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.44% (A), 06/12/2024 (B)	1,800,000	1,815,447
Fixed until 12/18/2024 (F), 6.25% (A) (B) (E)	400,000	419,500
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/2022	1,000,000	1,018,216
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	1,500,000	1,456,640
3.30%, 11/16/2022	1,900,000	1,930,714
3.95%, 02/27/2023	1,900,000	1,949,653
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 1.33% (A), 05/15/2026	1,600,000	1,627,040
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,100,000	1,002,373
Nomura Holdings, Inc.
2.68%, 07/16/2030	1,200,000	1,164,223
UBS AG
7.63%, 08/17/2022	600,000	619,908

		13,003,714

Chemicals - 0.5%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (B)	1,600,000	1,509,179
Syngenta Finance NV
5.18%, 04/24/2028 (B)	1,300,000	1,430,727

		2,939,906

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	$ 110,448	$ 108,792
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (H)	2,162,460	448,711
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 03/03/2022 (B) (F)	266,175	499

		558,002

Consumer Finance - 2.4%
BMW Finance NV
2.25%, 08/12/2022 (B)	1,700,000	1,712,025
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,119,946
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.73%, 0.17% (A), 11/15/2023	EUR 1,400,000	1,556,445
3-Month LIBOR + 1.24%, 1.39% (A), 02/15/2023	$ 1,200,000	1,197,032
1.74%, 07/19/2024	EUR 1,500,000	1,690,329
3.81%, 01/09/2024	$ 1,600,000	1,618,000
Hyundai Capital America
0.80%, 04/03/2023 (B)	1,600,000	1,587,602
Nissan Motor Acceptance Co. LLC
3-Month LIBOR + 0.69%, 0.91% (A), 09/28/2022 (B)	1,600,000	1,601,127
2.60%, 09/28/2022 (B)	500,000	504,989
Volkswagen Bank GmbH
2.50%, 07/31/2026 (D)	EUR 1,200,000	1,446,468

		15,033,963

Diversified Financial Services - 1.1%
BGC Partners, Inc.
5.38%, 07/24/2023	$ 1,500,000	1,568,684
Jyske Realkredit A/S
1.50%, 10/01/2053	DKK 7,884,520	1,122,981
Realkredit Danmark A/S
1.50%, 10/01/2053 (D)	3,086,001	445,017
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	1,612,609
4.13%, 07/15/2023 (B)	1,800,000	1,859,318
Tayarra Ltd.
3.63%, 02/15/2022	113,463	113,578

		6,722,187

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.75%, 06/01/2031	1,800,000	1,769,952
Verizon Communications, Inc.
2.36%, 03/15/2032 (B)	2,812,000	2,668,087

		4,438,039

Electric Utilities - 3.6%
Alabama Power Co.
1.45%, 09/15/2030	700,000	638,225
Enel Finance International NV
2.25%, 07/12/2031 (B)	1,700,000	1,584,156
2.65%, 09/10/2024 (B)	1,800,000	1,826,719
Evergy, Inc.
2.45%, 09/15/2024	1,600,000	1,621,767
FirstEnergy Corp.
3.35%, 07/15/2022	1,500,000	1,498,245
Greenko Power II Ltd.
4.30%, 12/13/2028 (B)	1,500,000	1,467,750

Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.27%, 0.43% (A), 02/22/2023	$ 2,000,000	$ 1,999,830
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,504,282
Pacific Gas & Electric Co.
1.75%, 06/16/2022	1,600,000	1,599,502
3.15%, 01/01/2026	1,800,000	1,805,415
3.75%, 02/15/2024 (I) (J)	1,700,000	1,746,410
Southern California Edison Co.
SOFR + 0.47%, 0.52% (A), 12/02/2022	1,700,000	1,701,417
2.50%, 06/01/2031	1,600,000	1,559,602
Southern Power Co.
0.90%, 01/15/2026	1,700,000	1,620,085

		22,173,405

Electrical Equipment - 0.2%
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd.
4.50%, 07/14/2028 (B)	1,600,000	1,521,096

Entertainment - 0.3%
Walt Disney Co.
3.60%, 01/13/2051	1,500,000	1,575,385

Equity Real Estate Investment Trusts - 4.7%
Agree LP
2.90%, 10/01/2030	1,600,000	1,580,111
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,300,000	1,173,835
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,809,693
3.38%, 05/15/2024	2,200,000	2,271,374
Boston Properties LP
3.40%, 06/21/2029	1,600,000	1,654,864
Crown Castle International Corp.
3.70%, 06/15/2026	1,700,000	1,783,082
Duke Realty LP
2.25%, 01/15/2032	1,600,000	1,520,987
Equinix, Inc.
1.55%, 03/15/2028	1,700,000	1,589,975
Federal Realty Investment Trust
3.50%, 06/01/2030	600,000	624,874
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 (E)	1,400,000	1,293,225
Mid-America Apartments LP
1.70%, 02/15/2031	1,500,000	1,379,263
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,682,253
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,600,000	1,571,026
Realty Income Corp.
3.40%, 01/15/2028	1,500,000	1,569,157
SBA Tower Trust
2.33%, 07/15/2052 (B)	1,600,000	1,604,212
Service Properties Trust
4.35%, 10/01/2024	1,600,000	1,528,000
Spirit Realty LP
4.00%, 07/15/2029	1,500,000	1,607,374
Welltower, Inc.
2.75%, 01/15/2031	1,500,000	1,482,480
WP Carey, Inc.
2.45%, 02/01/2032	1,700,000	1,620,077

		29,345,862

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.5%
Conagra Brands, Inc.
1.38%, 11/01/2027	$ 1,600,000	$ 1,483,687
General Mills, Inc.
2.25%, 10/14/2031 (E)	1,600,000	1,537,068

		3,020,755

Health Care Providers & Services - 0.9%
Anthem, Inc.
2.38%, 01/15/2025	1,900,000	1,926,304
Cigna Corp.
3-Month LIBOR + 0.89%, 1.13% (A), 07/15/2023	1,100,000	1,110,614
CVS Health Corp.
3.63%, 04/01/2027	2,300,000	2,433,974

		5,470,892

Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,400,000	1,458,016
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	1,459,000	1,628,256
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,640,024
Marriott International, Inc.
2.13%, 10/03/2022	1,600,000	1,612,417
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B) (E)	1,500,000	1,500,000
5.50%, 03/01/2025 (B)	1,800,000	1,809,522

		10,648,235

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,821,806

Insurance - 0.5%
Empower Finance LP
1.36%, 09/17/2027 (B)	1,600,000	1,520,141
Sitka Holdings LLC
3-Month LIBOR + 4.50%, 5.25% (A), 07/06/2026 (B)	1,700,000	1,725,441

		3,245,582

IT Services - 0.5%
Amdocs Ltd.
2.54%, 06/15/2030	1,500,000	1,436,843
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	1,600,000	1,530,698

		2,967,541

Machinery - 0.3%
Daimler Trucks Finance North America LLC
SOFR + 0.75%, 0.80% (A), 12/13/2024 (B)	1,600,000	1,602,291

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	600,000	606,679

Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
San Diego Gas & Electric Co.
2.95%, 08/15/2051	$ 1,600,000	$ 1,501,044

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,200,000	1,198,503
Chevron Corp.
2.24%, 05/11/2030	1,800,000	1,771,623
Enbridge, Inc.
SOFR + 0.40%, 0.45% (A), 02/17/2023	1,700,000	1,699,060

		4,669,186

Pharmaceuticals - 1.1%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 1.21% (A), 12/15/2023 (B)	2,200,000	2,217,734
4.38%, 12/15/2028 (B)	1,400,000	1,514,835
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	1,000,000	940,017
Teva Pharmaceutical Finance II BV
4.50%, 03/01/2025	EUR 1,100,000	1,250,650
Teva Pharmaceutical Finance III BV
6.00%, 04/15/2024	$ 1,100,000	1,120,609

		7,043,845

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (D)	GBP 740,000	1,213,508

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	$ 1,917,000	1,817,452
3.19%, 11/15/2036 (B)	1,700,000	1,614,942
3.50%, 02/15/2041 (B)	1,700,000	1,614,092
4.30%, 11/15/2032	1,400,000	1,498,022
Micron Technology, Inc.
4.98%, 02/06/2026	1,800,000	1,962,849
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,011,160

		10,518,517

Software - 0.4%
Citrix Systems, Inc.
3.30%, 03/01/2030	1,400,000	1,402,100
Oracle Corp.
3.85%, 04/01/2060	1,300,000	1,156,125

		2,558,225

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	587,000	613,748

Tobacco - 0.3%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,737,593
3.75%, 07/21/2022 (B)	297,000	299,414

		2,037,007

Wireless Telecommunication Services - 0.7%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,391,416

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
2.55%, 02/15/2031	$ 1,400,000	$ 1,330,768
3.75%, 04/15/2027	1,600,000	1,681,223

		4,403,407

Total Corporate Debt Securities (Cost $231,922,022)		229,640,430

FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
Brazil - 4.4%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2022 - 07/01/2022	BRL 148,800,000	27,526,686

Israel - 0.4%
Israel Government International Bond
3.88%, 07/03/2050	$ 1,900,000	2,109,350

Japan - 0.8%
Japan Bank for International Cooperation
2.88%, 07/21/2027	1,700,000	1,785,323
Japan Finance Organization for Municipalities
3.38%, 09/27/2023 (B)	2,900,000	2,996,245

		4,781,568

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	1,400,000	1,403,676

Peru - 0.7%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	1,629,377
5.94%, 02/12/2029 (D)	2,000,000	525,605
6.15%, 08/12/2032 (D)	2,000,000	514,616
6.35%, 08/12/2028 (D)	1,000,000	269,780
8.20%, 08/12/2026 (D)	5,600,000	1,643,223

		4,582,601

Qatar - 0.7%
Qatar Government International Bond
3.38%, 03/14/2024 (D)	$ 2,100,000	2,175,167
4.00%, 03/14/2029 (D)	2,100,000	2,313,474

		4,488,641

Republic of South Africa - 1.3%
Republic of South Africa Government Bond
10.50%, 12/21/2026	ZAR 110,000,000	7,912,199

Total Foreign Government Obligations (Cost $52,465,578)		52,804,721

MORTGAGE-BACKED SECURITIES - 11.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	$ 1,600,000	1,671,839
A10 Bridge Asset Financing LLC
Series 2020-C, Class A,
2.02%, 08/15/2040 (B)	804,747	806,082
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.65% (A), 08/25/2035	752,613	496,724
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	84,865	76,398

Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-J8, Class A2,
6.00%, 02/25/2037	$ 116,216	$ 70,035
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.29% (A), 09/20/2046	294,725	286,943
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.34%, 0.45% (A), 07/25/2046 (K) (L) (M)	91	0
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.34%, 0.45% (A), 11/25/2036 (K) (L) (M)	2,448	0
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	132,640	96,075
Series 2007-HY4, Class 1A1,
2.61% (A), 06/25/2037	146,332	133,544
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,234,340	683,911
Ashford Hospitality Trust
Series 2018-KEYS, Class A,
1-Month LIBOR + 1.00%, 1.11% (A), 06/15/2035 (B)	2,200,000	2,201,268
Banc of America Funding Trust
Series 2005-D, Class A1,
2.72% (A), 05/25/2035	57,411	59,177
Series 2006-4, Class A12,
6.00%, 07/25/2036	548,538	508,652
Series 2006-J, Class 4A1,
3.44% (A), 01/20/2047	13,656	13,270
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.07% (A), 11/25/2036	504,702	365,560
Series 2006-6, Class 32A1,
2.88% (A), 11/25/2036	136,759	87,896
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.59% (A), 08/25/2033	61,282	61,657
Series 2003-8, Class 2A1,
2.11% (A), 01/25/2034	1,968	1,956
Series 2003-8, Class 4A1,
2.49% (A), 01/25/2034	23,016	23,767
Series 2006-4, Class 1A1,
2.81% (A), 10/25/2036	16,903	16,630
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.70% (A), 01/26/2036	61,692	51,014
Benchmark Mortgage Trust
Series 2019-B9, Class A5,
4.02%, 03/15/2052	1,600,000	1,752,480
BFLD Trust
Series 2020-EYP, Class A,
1-Month LIBOR + 1.15%, 1.26% (A), 10/15/2035 (B)	1,300,000	1,300,000
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,903,528
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 0.36% (A), 08/25/2035 (B)	26,946	26,795
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 12A1,
2.61% (A), 08/25/2034	68	68

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.21% (A), 09/25/2035	$ 12,485	$ 13,050
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	519,152	515,707
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 0.76% (A), 12/25/2036	728,387	613,907
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,026,793	1,055,544
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	1,400,000	1,458,700
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
0.70% (A), 03/25/2032 (B)	132	127
Series 2003-AR15, Class 2A1,
2.48% (A), 06/25/2033	69,475	69,969
Series 2003-AR28, Class 2A1,
3.04% (A), 12/25/2033	386,511	385,497
CRSNT Trust
Series 2021-Moon, Class A,
1-Month LIBOR + 0.00%, 0.93% (A), 04/15/2036 (B)	1,600,000	1,595,138
CSMC Trust
Series 2014-7R, Class 4A2,
0.25% (A), 10/27/2036 (B)	1,547,470	1,515,574
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	146,832	144,464
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (B)	1,600,000	1,634,664
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.19% (A), 07/15/2038 (B)	1,689,601	1,688,584
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	94,875	58,280
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.77% (A), 08/25/2035	6,883	5,419
GS Mortgage-Backed Securities Trust
Series 2021-GR3, Class A2,
2.50% (A), 04/25/2052 (B)	1,570,723	1,537,876
Series 2021-HP1, Class A2,
2.50% (A), 01/25/2052 (B)	1,529,640	1,498,570
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.86% (A), 09/25/2035	8,334	8,520
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
2.88% (A), 12/19/2035	103,042	67,237
Series 2006-6, Class 5A1A,
2.54% (A), 08/19/2036	23,597	23,624
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 4,718,237	6,358,430

Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	$ 1,699,990
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
2.94% (A), 08/25/2035	576,347	524,140
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.36%, 0.47% (A), 05/25/2036	622,143	618,278
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-PHH, Class A,
1-Month LIBOR + 1.06%, 2.56% (A), 06/15/2035 (B)	1,744,354	1,736,911
Series 2021-HTL5, Class A,
1-Month LIBOR + 1.12%, 1.22% (A), 11/15/2038 (B)	1,700,000	1,694,155
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1,
3.00% (A), 06/25/2059 (B)	1,330,925	1,331,668
Series 2020-GS1, Class A1,
2.88% (A), 10/25/2059 (B)	1,408,054	1,410,886
Lehman XS Trust
Series 2007-4N, Class 2A,
1-Month LIBOR + 0.20%, 0.31% (A), 03/25/2047	1,395,574	1,430,514
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.64% (A), 01/01/2061 (D)	GBP 1,167,528	1,513,155
LUXE Trust
Series 2021-TRIP, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 10/15/2038 (B)	$ 1,700,000	1,702,113
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (B)	1,500,000	1,476,344
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.51% (A), 03/25/2036	87,571	6,049
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class A,
SOFRA + 0.96%, 1.01% (A), 07/15/2036 (B)	1,511,805	1,499,530
Mill City Mortgage Loan Trust
Series 2019-GS2, Class M2,
3.25% (A), 08/25/2059 (B)	1,600,000	1,644,023
Morgan Stanley Capital I Trust
Series 2021-230P, Class A,
1-Month LIBOR + 1.17%, 1.28% (A), 12/15/2023 (B)	1,700,000	1,698,976
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 1.20% (A), 11/15/2038 (B)	1,700,000	1,691,013
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.06% (A), 01/15/2036 (B)	1,000,000	999,402

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC
Series 2021-FL7, Class A,
1-Month LIBOR + 1.20%, 1.31% (A), 11/25/2036 (B)	$ 1,599,873	$ 1,591,208
Reperforming Loan Trust REMIC
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	51,072	50,759
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.45% (A), 06/25/2035 (B)	190,961	185,799
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	391	407
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.35% (A), 06/12/2044 (D)	1,364,129	1,324,753
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 0.86% (A), 12/20/2034	407,482	383,866
Series 2007-1, Class 1A1,
1.88% (A), 01/20/2047	102,278	76,569
Series 2007-3, Class 2AA1,
2.61% (A), 07/20/2037	551,333	490,322
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.86% (A), 10/20/2027	2,461	2,443
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.41% (A), 09/25/2034	47,284	48,282
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 1.49% (A), 01/25/2035	50,908	47,685
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.60% (A), 07/19/2035	6,859	6,677
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.60% (A), 07/19/2035	5,918	5,733
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.60% (A), 07/19/2035	16,597	16,155
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.67% (A), 02/25/2036	157,041	150,440
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.76% (A), 09/19/2032	1,854	1,854
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
2.25% (A), 06/25/2033	35,639	35,015
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 4,361,336	5,875,078
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 1.34% (A), 10/20/2051	1,314,164	1,788,717

Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4,
2.92%, 10/15/2052	$ 1,300,000	$ 1,325,984
United Wholesale Mortgage LLC
Series 2021-INV3, Class A3,
2.50% (A), 11/25/2051 (B)	2,268,816	2,212,805
UWM Mortgage Trust
Series 2021-INV4, Class A3,
2.50% (A), 12/25/2051 (B)	1,584,183	1,547,095
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.37% (A), 09/25/2033	85,467	85,191
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR1, Class 2A4,
2.70% (A), 03/25/2036	368,134	350,909

Total Mortgage-Backed Securities (Cost $72,869,591)		73,225,043

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	191,755
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	1,500,000	1,784,270
7.35%, 07/01/2035	1,015,000	1,250,525

		3,226,550

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	1,200,000	1,160,621

Total Municipal Government Obligations (Cost $4,010,219)		4,387,171

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.60% (A), 09/01/2035	5,940	6,136
12-Month LIBOR + 1.87%, 2.12% (A), 09/01/2035	22,594	22,630
1-Year CMT + 2.22%, 2.35% (A), 11/01/2033	9,815	9,841
1-Year CMT + 2.23%, 2.36% (A), 03/01/2034	20,832	21,873
1-Year CMT + 2.26%, 2.38% (A), 01/01/2036	460,934	461,627
3.50%, 07/01/2026 - 03/01/2027	317,604	331,979
4.50%, 08/01/2025	929	990
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	453	493
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.29% (A), 10/25/2044	82,016	84,121
12-MTA + 1.40%, 1.49% (A), 07/25/2044	79,438	81,852
6.50%, 07/25/2043	6,554	7,703

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.45% (A), 09/25/2042	$ 85,612	$ 85,482
12-MTA + 1.20%, 1.28% (A), 03/01/2044 - 10/01/2044	244,687	249,424
12-Month LIBOR + 1.25%, 1.50% (A), 07/01/2035	14,399	14,798
1-Year CMT + 2.04%, 2.04% (A), 09/01/2035	26,131	26,326
12-Month LIBOR + 1.72%, 2.11% (A), 03/01/2034	19,711	20,510
1-Year CMT + 2.19%, 2.19% (A), 01/01/2026	906	906
1-Year CMT + 2.22%, 2.33% (A), 01/01/2028	4,384	4,393
1-Year CMT + 2.27%, 2.40% (A), 11/01/2033	9,708	9,718
3.50%, 02/01/2026 - 05/01/2035	5,013,036	5,235,557
4.50%, 12/01/2024	29,277	30,388
5.00%, 08/01/2026 - 10/01/2029	112,286	120,265
6.00%, 07/01/2035 - 06/01/2040	503,162	576,216
Federal National Mortgage Association REMIC
6.30%, 10/17/2038	21,375	21,365
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 6.99% (A), 07/25/2034	166,559	26,181
Government National Mortgage Association
1-Month LIBOR + 0.60%, 0.70% (A), 08/20/2065 - 10/20/2065	2,273,059	2,284,917
1-Month LIBOR + 0.95%, 1.05% (A), 12/20/2066	896,037	908,575
1-Month LIBOR + 1.00%, 1.10% (A), 12/20/2065	3,404,378	3,461,026
1-Year CMT + 1.50%, 1.88% (A), 05/20/2024	3,594	3,655
3.00%, 11/15/2049	383,275	391,765
4.00%, 03/15/2050	253,478	269,651
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 6.45% (A), 10/16/2033	95,767	4,477
(1.00) * 1-Month LIBOR + 6.60%, 6.49% (A), 08/16/2033	393,896	1,178
(1.00) * 1-Month LIBOR + 6.60%, 6.50% (A), 09/20/2034	215,561	27,663
Uniform Mortgage-Backed Security
2.00%, TBA (C)	42,400,000	41,248,614
2.50%, TBA (C)	1,400,000	1,394,795
3.50%, TBA (C)	11,000,000	11,414,219
4.00%, TBA (C)	9,500,000	10,026,582
5.00%, TBA (C)	700,000	719,429

Total U.S. Government Agency Obligations (Cost $79,454,976)		79,607,320

U.S. GOVERNMENT OBLIGATIONS - 18.4%
U.S. Treasury - 18.4%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	33,700,000	29,077,777
1.63%, 11/15/2050	1,000,000	894,414
1.88%, 02/15/2041	5,900,000	5,632,887
2.25%, 05/15/2041	800,000	810,250
2.88%, 08/15/2045 (E)	7,800,000	8,809,430
2.88%, 05/15/2049	8,400,000	9,730,875
3.00%, 02/15/2048	7,800,000	9,154,336

Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.13%, 08/15/2044	$ 10,800,000	$ 12,624,187
4.25%, 05/15/2039	900,000	1,193,660
4.38%, 11/15/2039	4,900,000	6,603,324
4.63%, 02/15/2040	700,000	971,742
U.S. Treasury Note
1.75%, 06/30/2024 (E) (N)	4,200,000	4,248,070
1.88%, 07/31/2022 (O)	900,000	906,293
1.88%, 08/31/2022 (N) (O)	4,000,000	4,030,938
2.00%, 10/31/2022	400,000	404,078
2.25%, 08/15/2027 (O)	4,800,000	4,949,250
2.38%, 05/15/2029	4,600,000	4,798,016
2.63%, 02/15/2029	9,500,000	10,053,672

Total U.S. Government Obligations (Cost $115,735,157)		114,893,199

	Shares	Value
COMMON STOCK - 0.0% (P)
Household Durables - 0.0% (P)
Urbi Desarrollos Urbanos SAB de CV (I)	381	115

Total Common Stock (Cost $417,098)		115

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Israel - 1.6%
Bank of Israel Bill - Makam
0.00% (Q), 02/02/2022 - 10/07/2022	ILS 21,200,000	6,696,952
0.01% (Q), 10/07/2022 - 11/02/2022	11,100,000	3,506,315

Total Short-Term Foreign Government Obligations (Cost $10,032,382)		10,203,267

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Cash Management Bill
0.15% (Q), 05/10/2022	$ 16,900,000	16,890,109
U.S. Treasury Bill
0.03% (Q), 03/01/2022	2,400,000	2,399,939
0.04% (Q), 02/03/2022	572,000	571,999
0.05% (Q), 02/10/2022 (O) (R) (S)	1,264,000	1,263,990
0.05% (Q), 03/31/2022	4,200,000	4,199,278
0.05% (Q), 04/21/2022 (N) (R) (S)	3,700,000	3,698,640
0.06% (Q), 03/22/2022 (R)	600,000	599,938
0.07% (Q), 03/24/2022 (R) (S)	183,000	182,980
0.12% (Q), 04/14/2022	12,000,000	11,996,700
0.24% (Q), 05/05/2022 (C)	600,000	599,659

Total Short-Term U.S. Government Obligations (Cost $42,407,847)		42,403,232

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (Q)	5,475,235	5,475,235

Total Other Investment Company (Cost $5,475,235)		5,475,235

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.00% (Q), dated 01/31/2022, to be repurchased at $1,846,020 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $1,883,125.

$ 1,846,020	$ 1,846,020

Total Repurchase Agreement (Cost $1,846,020)	1,846,020

Total Investments Excluding Swaptions Purchased (Cost $687,357,523)	689,211,548
Total Swaptions Purchased - 0.0% (P) (Cost $211,313)	149,181

Total Investments (Cost $687,568,836)	689,360,729
Net Other Assets (Liabilities) - (10.7)%	(66,464,578)

Net Assets - 100.0%	$ 622,896,151

Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	GSB	12-Month GBP-SONIA	Pay	0.01%	03/15/2022	GBP	2,000,000	$211,313	$149,181

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	100.45	04/06/2022	USD	159,118,080	1,600,000	$(5,000)	$(4,847)
Put - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	98.97	02/07/2022	USD	165,750,000	1,700,000	(7,438)	(25,070)

Total								$(12,438)	$(29,917)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	0.87%	11/02/2022	USD	54,000,000	$(107,580)	$(29,352)
Call - 5-Year	CITI	3-Month USD-SOFR	Receive	1.29	04/28/2022	USD	5,000,000	(17,313)	(17,126)
Put - 1-Year	GSB	3-Month USD-LiIBOR	Pay	1.27	11/02/2022	USD	54,000,000	(107,580)	(262,247)
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01	03/15/2022	GBP	5,400,000	(205,200)	(300,192)
Put - 5-Year	CITI	3-Month USD-SOFR	Pay	1.79	04/28/2022	USD	5,000,000	(17,313)	(19,501)

Total								$(454,986)	$(628,418)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(467,424)	$(658,335)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2022 (U)	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2026	0.75%	USD	1,500,000	$19,289	$16,789	$2,500
Bank of America Corp., 1.12%, 04/24/2023	1.00	Quarterly	12/20/2022	0.34	USD	1,700,000	12,119	10,674	1,445
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.37	USD	600,000	7,926	(11,115)	19,041
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.44	USD	200,000	3,013	(282)	3,295
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.48	USD	700,000	11,200	(5,546)	16,746
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	0.74	USD	1,400,000	18,016	7,654	10,362
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	0.81	USD	200,000	2,085	2,163	(78)
General Motors Co., 4.88%, 10/02/2023	5.00	Quarterly	12/20/2026	1.21	USD	1,500,000	270,399	274,930	(4,531)

Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (continued) (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2022 (U)	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00%	Quarterly	12/20/2024	1.23%	EUR	1,300,000	$(8,297)	$(3,889)	$(4,408)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.14	EUR	700,000	3,573	(137)	3,710

Total							$339,323	$291,241	$48,082

Credit Default Swap Agreements on Credit Indices - Buy Protection (X)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 35	5.00%	Quarterly	12/20/2025	USD	500,000	$(37,080)	$(27,660)	$(9,420)
North America High Yield Index - Series 36	5.00	Quarterly	06/20/2026	USD	1,100,000	(82,517)	(89,005)	6,488

Total						$(119,597)	$(116,665)	$(2,932)

Credit Default Swap Agreements on Credit Indices - Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 36	5.00%	Quarterly	12/20/2026	EUR	17,200,000	$1,914,620	$2,247,537	$(332,917)
Markit iTraxx® Europe Index - Series 34	1.00	Quarterly	12/20/2025	EUR	4,700,000	116,368	92,904	23,464
Markit iTraxx® Europe Index - Series 36	1.00	Quarterly	12/20/2026	EUR	6,000,000	140,877	172,080	(31,203)
North America Investment Grade Index - Series 35	1.00	Quarterly	12/20/2025	USD	100,000	2,053	1,502	551
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD	5,500,000	108,638	125,007	(16,369)

Total						$2,282,556	$2,639,030	$(356,474)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$252,409	$(159)	$252,568
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	03/15/2022	JPY	196,000,000	(697)	986,844	(987,541)
6-Month JPY-LIBOR	Pay	0.00	Maturity	03/16/2022	JPY	44,000,000	(123)	219,309	(219,432)
6-Month JPY-LIBOR	Pay	0.00	Maturity	03/17/2022	JPY	176,000,000	(500)	192	(692)
6-Month JPY-LIBOR	Pay	0.00	Maturity	03/17/2022	JPY	66,000,000	(187)	93	(280)
6-Month JPY-LIBOR	Pay	0.00	Maturity	03/19/2022	JPY	65,000,000	(178)	314,541	(314,719)
6-Month JPY-LIBOR	Pay	0.00	Maturity	03/20/2022	JPY	440,000,000	(1,202)	451	(1,653)
6-Month JPY-LIBOR	Pay	0.00	Maturity	04/07/2022	JPY	28,000,000	(53)	26	(79)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	06/18/2022	JPY	460,000,000	1,119	(1,183,250)	1,184,369
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	03/20/2022	JPY	54,610,000	(149)	261,723	(261,872)
6-Month JPY-TONA	Pay	0.30	Semi-Annually	09/20/2027	JPY	54,610,000	(5,190)	(975)	(4,215)
6-Month JPY-TONA	Pay	0.35	Semi-Annually	03/17/2051	JPY	66,000,000	45,180	35,456	9,724
6-Month JPY-TONA	Receive	0.38	Semi-Annually	06/18/2028	JPY	460,000,000	63,092	25,376	37,716
6-Month JPY-TONA	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(86,003)	(24,223)	(61,780)
6-Month JPY-TONA	Pay	0.52	Semi-Annually	03/16/2051	JPY	44,000,000	12,000	828	11,172
6-Month JPY-TONA	Pay	0.54	Semi-Annually	03/15/2051	JPY	196,000,000	45,184	2,184	43,000
6-Month JPY-TONA	Pay	0.56	Semi-Annually	03/17/2051	JPY	176,000,000	32,376	3,512	28,864
6-Month JPY-TONA	Pay	0.57	Semi-Annually	03/19/2051	JPY	65,000,000	9,868	1,263	8,605
6-Month JPY-TONA	Pay	0.57	Semi-Annually	04/07/2051	JPY	28,000,000	4,253	429	3,824
12-Month GBP-SONIA	Pay	0.75	Annually	03/16/2052	GBP	10,100,000	1,134,517	(121,210)	1,255,727
12-Month GBP-SONIA	Pay	0.75	Annually	09/21/2052	GBP	700,000	77,895	45,218	32,677
12-Month JPY-TONA	Receive	0.00	Maturity	03/15/2022	JPY	196,000,000	(380)	(17)	(363)
12-Month JPY-TONA	Receive	0.00	Maturity	03/16/2022	JPY	44,000,000	(70)	(4)	(66)
12-Month JPY-TONA	Receive	0.00	Maturity	03/17/2022	JPY	176,000,000	(278)	(15)	(263)

Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
12-Month JPY-TONA	Receive	0.00%	Maturity	03/17/2022	JPY	66,000,000	$(104)	$(6)	$(98)
12-Month JPY-TONA	Receive	0.00	Maturity	03/19/2022	JPY	65,000,000	(101)	(5)	(96)
12-Month JPY-TONA	Receive	0.00	Maturity	03/20/2022	JPY	54,610,000	(85)	(5)	(80)
12-Month JPY-TONA	Receive	0.00	Maturity	03/20/2022	JPY	440,000,000	(681)	(37)	(644)
12-Month JPY-TONA	Receive	0.00	Maturity	04/07/2022	JPY	28,000,000	(47)	(2)	(45)
12-Month JPY-TONA	Pay	0.00	Maturity	06/18/2022	JPY	460,000,000	731	21	710
BRL-CDI	Receive	11.09	Maturity	01/02/2025	BRL	120,000,000	(30,680)	—	(30,680)

Total							$1,551,916	$567,558	$984,358

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2022 (U)	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00%	Quarterly	12/20/2026	2.14%	USD	300,000	$(15,169)	$(14,781)	$(388)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00	Quarterly	12/20/2026	2.14	USD	2,300,000	(116,071)	(111,885)	(4,186)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.28	USD	1,900,000	(10,142)	(36,062)	25,920
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	MSC	1.00	Quarterly	12/20/2026	2.08	USD	1,400,000	(67,380)	(62,384)	(4,996)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	BOA	1.00	Quarterly	12/20/2026	2.08	USD	3,200,000	(154,011)	(148,364)	(5,647)

Total								$(362,773)	$(373,476)	$10,703

										Value
OTC Swap Agreements, at value (Liabilities)										$(362,773)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	453	03/31/2022	$ 54,834,460	$53,999,016	$—	$(835,444)
10-Year U.S. Treasury Note	862	03/22/2022	112,116,493	110,309,062	—	(1,807,431)

Total					$—	$(2,642,875)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bond	(65)	03/22/2022	$ (10,368,032)	$(10,115,625)	$252,407	$—
German Euro Bund	(2)	03/08/2022	(390,913)	(379,973)	10,940	—
German Euro BUXL	(12)	03/08/2022	(2,923,294)	(2,740,769)	182,525	—
U.K. Gilt	(5)	03/29/2022	(840,355)	(820,120)	20,235	—

Total					$466,107	$—

Total Futures Contracts					$466,107	$(2,642,875)

Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/17/2022	GBP	501,000	USD	680,697	$—	$(6,973)
BNP	02/02/2022	USD	823,000	BRL	4,519,226	—	(27,603)
BNP	02/02/2022	USD	21,247	CLP	17,079,970	—	(78)
BNP	02/02/2022	USD	2,846,767	EUR	2,510,000	26,795	—
BNP	02/02/2022	CLP	17,079,970	USD	20,740	585	—
BNP	02/02/2022	EUR	1,544,000	USD	1,727,496	7,180	—
BNP	02/02/2022	BRL	4,519,226	USD	843,548	7,054	—
BNP	02/04/2022	USD	20,736	CLP	17,079,970	—	(583)
BNP	02/04/2022	CLP	17,079,970	USD	21,452	—	(132)
BNP	02/17/2022	NOK	26,335,000	USD	3,024,993	—	(64,835)
BNP	03/02/2022	USD	1,477,605	AUD	2,096,000	—	(4,535)
BNP	03/16/2022	USD	21,309	CLP	17,079,970	109	—
BNP	04/04/2022	USD	1,325,621	BRL	7,700,000	—	(99,872)
BNP	10/05/2022	USD	322,465	PEN	1,316,336	—	(12,025)
BOA	02/25/2022	USD	7,927,338	ZAR	122,998,000	—	(49,114)
BOA	03/04/2022	MXN	57,764,000	USD	2,748,376	36,876	—
BOA	03/18/2022	USD	1,756,331	MXN	36,933,000	—	(19,482)
BOA	04/05/2022	USD	702,890	PEN	2,940,048	—	(57,199)
BOA	06/23/2022	USD	987,267	PEN	4,131,218	—	(73,175)
BOA	07/21/2022	USD	632,009	PEN	2,539,221	—	(18,071)
BOA	07/26/2022	USD	201,323	PEN	813,667	—	(6,890)
CITI	02/02/2022	USD	1,995,835	CLP	1,604,412,000	—	(7,360)
CITI	02/02/2022	USD	2,012,079	ILS	6,501,950	—	(42,064)
CITI	02/02/2022	CLP	1,604,412,000	USD	1,915,350	87,845	—
CITI	03/08/2022	USD	484,716	PEN	2,000,084	—	(33,411)
CITI	04/06/2022	USD	1,647,874	ILS	5,400,000	—	(60,609)
CITI	05/31/2022	USD	116,687	PEN	482,277	—	(7,378)
CITI	10/07/2022	USD	1,621,888	ILS	5,200,260	—	(34,194)
DUB	10/07/2022	USD	1,911,903	ILS	6,099,640	—	(30,597)
GSB	02/02/2022	USD	3,538,510	BRL	19,401,649	—	(113,241)
GSB	02/02/2022	BRL	19,401,649	USD	3,611,263	40,488	—
GSB	02/17/2022	NOK	16,280,000	USD	1,854,763	—	(24,827)
GSB	03/03/2022	USD	827,477	BRL	4,519,226	—	(16,955)
GSB	03/03/2022	BRL	19,401,649	USD	3,513,518	111,742	—
GSB	03/18/2022	USD	990,512	MXN	20,587,000	648	—
GSB	04/11/2022	USD	1,541,131	PEN	6,132,778	—	(43,593)
GSB	07/05/2022	USD	631,236	BRL	3,600,000	—	(17,698)
GSB	11/02/2022	USD	1,619,297	ILS	4,999,500	25,599	—
HSBC	02/02/2022	USD	1,502,739	AUD	2,096,000	20,753	—
HSBC	02/02/2022	USD	6,529,658	EUR	5,757,000	61,698	—
HSBC	02/17/2022	USD	519,385	JPY	59,071,110	6,018	—
HSBC	02/17/2022	JPY	478,500,000	USD	4,230,778	—	(72,293)
HSBC	04/01/2022	USD	1,616,286	DKK	10,365,000	49,014	—
JPM	02/02/2022	USD	3,621,467	BRL	19,401,649	—	(30,284)
JPM	02/02/2022	USD	957,007	CLP	790,679,350	—	(30,199)
JPM	02/02/2022	BRL	19,401,649	USD	3,386,834	264,917	—
JPM	02/02/2022	CLP	790,679,350	USD	983,579	3,627	—
JPM	02/17/2022	USD	1,365,808	NOK	11,980,000	19,209	—
JPM	02/17/2022	JPY	444,700,000	USD	3,919,007	—	(54,266)
JPM	02/17/2022	GBP	501,000	USD	674,284	—	(560)
JPM	04/04/2022	USD	24,312,140	BRL	137,500,000	—	(1,143,092)
JPM	09/07/2022	USD	1,285,194	ILS	4,100,410	—	(19,046)
SCB	02/02/2022	USD	21,975,295	EUR	19,313,000	277,238	—
SCB	03/02/2022	USD	29,202,505	EUR	26,036,000	—	(65,688)
UBS	02/02/2022	USD	956,331	CLP	830,812,620	—	(80,983)
UBS	02/02/2022	CLP	830,812,620	USD	1,033,503	3,811	—
UBS	02/17/2022	USD	22,408,208	GBP	16,676,000	—	(16,995)
UBS	02/17/2022	USD	635,859	NOK	5,550,000	12,017	—

Total						$1,063,223	$(2,385,900)

Transamerica Funds	Page 14

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$74,725,795	$—	$74,725,795
Corporate Debt Securities	—	229,640,430	—	229,640,430
Foreign Government Obligations	—	52,804,721	—	52,804,721
Mortgage-Backed Securities	—	73,225,043	0	73,225,043
Municipal Government Obligations	—	4,387,171	—	4,387,171
U.S. Government Agency Obligations	—	79,607,320	—	79,607,320
U.S. Government Obligations	—	114,893,199	—	114,893,199
Common Stock	115	—	—	115
Short-Term Foreign Government Obligations	—	10,203,267	—	10,203,267
Short-Term U.S. Government Obligations	—	42,403,232	—	42,403,232
Other Investment Company	5,475,235	—	—	5,475,235
Repurchase Agreement	—	1,846,020	—	1,846,020
Over-the-Counter Interest Rate Swaptions Purchased	—	149,181	—	149,181

Total Investments	$5,475,350	$683,885,379	$0	$689,360,729

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$2,630,176	$—	$2,630,176
Centrally Cleared Interest Rate Swap Agreements	—	1,678,624	—	1,678,624
Futures Contracts (AA)	466,107	—	—	466,107
Forward Foreign Currency Contracts (AA)	—	1,063,223	—	1,063,223

Total Other Financial Instruments	$466,107	$5,372,023	$—	$5,838,130

LIABILITIES
Other Financial Instruments
Over-the-Counter Options Written	$—	$(29,917)	$—	$(29,917)
Over-the-Counter Interest Rate Swaptions Written	—	(628,418)	—	(628,418)
Centrally Cleared Credit Default Swap Agreements	—	(127,894)	—	(127,894)
Centrally Cleared Interest Rate Swap Agreements	—	(126,707)	—	(126,707)
Over-the-Counter Credit Default Swap Agreements	—	(362,773)	—	(362,773)
Futures Contracts (AA)	(2,642,875)	—	—	(2,642,875)
Forward Foreign Currency Contracts (AA)	—	(2,385,900)	—	(2,385,900)

Total Other Financial Instruments	$(2,642,875)	$(3,661,609)	$—	$(6,304,484)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $183,126,532, representing 29.4% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $23,031,723, representing 3.7% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,219,141, collateralized by cash collateral of $5,475,235 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,113,208. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

Transamerica Funds	Page 15

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted security. At January 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 06/03/2030, 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,753,459	0.3%

(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Non-income producing securities.
(J)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2022, the value of this security is $1,746,410, representing 0.3% of the Fund’s net assets.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(L)	Securities are Level 3 of the fair value hierarchy.
(M)	Securities deemed worthless.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $975,494.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,990,477.
(P)	Percentage rounds to less than 0.1% or (0.1)%.
(Q)	Rates disclosed reflect the yields at January 31, 2022.
(R)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,797,568.
(S)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $1,021,670.
(T)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(W)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(X)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Y)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Z)	Level 3 securities were not considered significant to the Fund.
(AA)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
DKK	Danish Krone

Transamerica Funds	Page 16

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS (continued):

EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BRL-CDI BUXL	Brazil Interbank Deposit Rate Bundesanleihen (German Long-Term Debt)
CMT EURIBOR	Constant Maturity Treasury Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TONA	Tokyo Overnight Average

Transamerica Funds	Page 17

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Total Return (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 18

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 19